Net investment in lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Net investment in lease

7.	Net investment in lease:

	2020	2019
Undiscounted lease receivable	$773.2	$1,224.2
Unearned interest income	(343.9)	(465.4)
Net investment in lease	$429.3	$758.8

	2020	2019
Lease receivables	$429.3	$608.8
Unguaranteed residual value	-	150.0
Net investment in lease	429.3	758.8
Current portion of net investment in lease	(10.7)	(35.2)
Long-term portion of net investment in lease	$418.6	$723.6

Between August 2017 and January 2018, the Company received delivery of five 11000 TEU vessels that immediately commenced fixed-rate bareboat charters with a 17-year term. At the end of their respective lease terms, the customer has agreed to purchase the vessels for $32,000,000 each. Each transaction is considered a direct financing lease and accounted for as a disposition of vessels upon delivery of each vessel.

In November 2019, the Company entered into an agreement to acquire six vessels and their existing fixed-rate bareboat charters. Five vessels were delivered in December 2019 and one vessel was delivered in January 2020. The acquired bareboat charter agreements included the option for the charterer to purchase each vessel for an amount equal to fair market value, subject to minimum and maximum purchase prices. At the date of acquisition, it was determined that the customer was reasonably certain to exercise these purchase options. Accordingly, these leases were classified as sales-type leases and accounted for as a disposition of vessels upon their respective delivery dates.

In February 2020, the bareboat charters for the six vessels acquired in November 2019 were modified to extend the terms of the leases by six years, with similar purchase options. As a result of the modification, it was determined that the customer is no longer reasonably certain to exercise the purchase options and these leases were reclassified as operating leases.

At December 31, 2020, the minimum lease receivable from direct financing leases are as follows:

2021	$44.3
2022	44.3
2023	44.3
2024	44.5
2025	44.4
Thereafter	551.4
$773.2